Fair Value of Financial Instruments and Interest Rate Risk - Schedule of Other Available-for-Sale (Detail) (Available-for-sale securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Asset value of Level 3 financial instruments	$ 2,243	$ 3,852
Principal paydown	(214)	(1,609)
Asset value of Level 3 financial instruments	$ 2,029	$ 2,243